Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Revenues from external customers	$ 985,159	$ 655,721
Income tax expense	(23,933)	(24,575)
Net income/(loss)	(12,432)	(117,107)
Total assets	10,621,015		10,123,692
Drybulk Segment
Revenues from external customers	103,024	93,798
Income tax expense	0	0
Net income/(loss)	(79,376)	(168,575)
Total assets	1,792,728		1,777,176
Tanker Segment
Revenues from external customers	79,938	55,644
Income tax expense	0	0
Net income/(loss)	(1,380)	5,246
Total assets	656,212		671,842
Drilling Rigs Segment
Revenues from external customers	802,197	506,279
Income tax expense	(23,933)	(24,575)
Net income/(loss)	68,324	46,222
Total assets	$ 8,172,075		$ 7,674,674